Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr 1,841	SFr (533)
Gains/(losses) recognized in income on hedged items	(2,005)	550
Net gains/(losses) on the ineffective portion	(164)	17
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	1,841	(535)
Gains/(losses) recognized in income on hedged items	(2,005)	552
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	0	2
Gains/(losses) recognized in income on hedged items	0	(2)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	31	(2)
Gains/(losses) recognized in AOCI on derivatives	94	49
Gains/(losses) reclassified from AOCI into income	9	(9)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	34
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	97	54
Gains/(losses) reclassified from AOCI into income	16	18
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(3)	(5)
Gains/(losses) reclassified from AOCI into income	(7)	(27)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(253)	808
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr (253)	SFr 808